Member's Interest (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Changes in Member's Deficit and Other Comprehensive Loss
(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2014	$(8,942,166)	$245,531	$(8,696,635)
Net income (loss)	(793,761)	31,603	(762,158)
Dividends and other payments to noncontrolling interests	-	(40,027)	(40,027)
Purchase of additional noncontrolling interests	(46,806)	(1,944)	(48,750)
Foreign currency translation adjustments	(101,980)	(19,898)	(121,878)
Unrealized holding gain on marketable securities	285	42	327
Other adjustments to comprehensive loss	(10,214)	(1,224)	(11,438)
Reclassifications	3,317	-	3,317
Other, net	1,977	10,057	12,034
Balances at December 31, 2014	$(9,889,348)	$224,140	$(9,665,208)

(In thousands)	The Company	Noncontrolling Interests	Consolidated
Balances at January 1, 2013	$(8,299,188)	$303,997	$(7,995,191)
Net income (loss)	(606,883)	23,366	(583,517)
Dividends and other payments to noncontrolling interests	-	(91,887)	(91,887)
Foreign currency translation adjustments	(29,755)	(3,246)	(33,001)
Unrealized holding gain on marketable securities	16,439	137	16,576
Unrealized holding gain on cash flow derivatives	48,180	-	48,180
Other adjustments to comprehensive loss	5,932	800	6,732
Reclassifications	(83,585)	(167)	(83,752)
Other, net	6,694	12,531	19,225
Balances at December 31, 2013	$(8,942,166)	$245,531	$(8,696,635)

Schedule of Stock Options and Valuation Assumptions
	Years Ended December 31,
	2014(1)	2013(1)	2012
Expected volatility	N/A	N/A	71% – 77%
Expected life in years	N/A	N/A	6.3 – 6.5
Risk-free interest rate	N/A	N/A	0.97% – 1.55%
Dividend yield	N/A	N/A	0%

(1) No options were granted in 2013 and 2014

	Years Ended December 31,
	2014	2013	2012
Expected volatility	54% – 56%	55% – 56%	54% – 56%
Expected life in years	6.3	6.3	6.3
Risk-free interest rate	1.73% – 2.08%	1.05% – 2.19%	0.92% – 1.48%
Dividend yield	0%	0%	0%

Schedule of Stock Options Vested and Expected to Vest Outstanding
(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term
Outstanding, January 1, 2014	2,509	$33.11
Granted (1)	-	-
Exercised	-	-
Forfeited	(125)	36.00
Expired	(83)	36.00
Outstanding, December 31, 2014 (2)	2,301	32.85	4.3 years
Exercisable	1,480	31.95	4.0 years
Expected to Vest	797	35.20	4.7 years

  The weighted average grant date fair value of options granted during the years ended December 31, 2012 was $2.68 per share. No options were granted during the years ended December 31, 2013 and 2014.
  Non-cash compensation expense has not been recorded with respect to 0.6 million shares as the vesting of these options is subject to performance conditions that have not yet been determined probable to meet.

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2014	6,909	$9.60
Granted (1)	627	8.64
Exercised (2)	(459)	5.23
Forfeited	(628)	8.11
Expired	(424)	10.58
Outstanding, December 31, 2014	6,025	9.92	5.1 years	$13,956
Exercisable	4,471	10.56	4.1 years	$10,065
Expected to vest	1,487	8.08	7.8 years	$3,729

  The weighted average grant date fair value of CCOH options granted during the years ended December 31, 2014, 2013 and 2012 was $4.69, $4.10 and $4.43 per share, respectively.
  Cash received from option exercises during the years ended December 31, 2014, 2013 and 2012 was $2.4 million, $4.2 million and $6.4 million, respectively. The total intrinsic value of the options exercised during the years ended December 31, 2014, 2013 and 2012 was $1.5 million, $5.0 million and $7.9 million, respectively.

Schedule of Unvested Stock Options Activity
(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2014	1,086	$10.74
Granted	-	-
Vested (1)	(140)	2.32
Forfeited	(125)	2.16
Unvested, December 31, 2014	821	13.61

The total fair value of the options vested during the years ended December 31, 2014, 2013 and 2012 was $0.3 million, $6.3 million and $3.9 million, respectively.

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2014	2,645	$5.21
Granted	627	4.69
Vested (1)	(1,091)	5.59
Forfeited	(628)	4.74
Unvested, December 31, 2014	1,553	4.92

The total fair value of CCOH options vested during the years ended December 31, 2014, 2013 and 2012 was $6.1 million, $7.1 million and $11.5 million, respectively.

Schedule of Restricted Stock and Restricted Stock Units Activity
(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2014	3,919	$3.35
Granted	1,826	7.86
Vested (restriction lapsed)	(506)	3.14
Forfeited	(710)	8.85
Outstanding, December 31, 2014	4,529	5.02

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2014	1,892	$6.83
Granted	1,040	8.88
Vested (restriction lapsed)	(64)	6.86
Forfeited	(410)	7.76
Outstanding, December 31, 2014	2,458	7.54